EARNINGS/(LOSSES) PER SHARE (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to Ctrip's shareholders	$ (206,064,123)	¥ (1,430,703,195)	¥ 2,507,655,884	¥ 242,739,781
Eliminate the dilutive effect of interest expense of convertible notes | ¥			185,589,773
Numerator for diluted earnings/(loss) per share | ¥		¥ (1,430,703,195)	¥ 2,693,245,657	¥ 242,739,781
Denominator:
Denominator for basic earnings/(loss) per ordinary share - weighted average ordinary shares outstanding	59,166,582	59,166,582	37,797,698	34,289,170
Dilutive effect of share options			2,962,481	3,106,496
Dilutive effect of convertible notes			6,102,417
Dilutive effect of convertible notes sold warrants			512,652	812,192
Denominator for diluted earnings/(loss) per ordinary share	59,166,582	59,166,582	47,375,248	38,207,858
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	14,047,548	14,047,548	2,385,984	6,823,534
2017 convertible senior notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	435,248	435,248		1,587,142
2018 1.25% Convertible Senior Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	2,551,360	2,551,360		2,551,346
2020 1% Convertible Senior Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	1,608,985	1,608,985
2025 1.99% Convertible Senior Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	935,550	935,550	486,999
2022 1.25% Convertible Senior Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	559,282	559,282
Priceline 1% Convertible 2019 Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	1,536,338	1,536,338		614,535
Priceline 1% Convertible 2020 Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	599,400	599,400
Priceline 2% Convertible 2025 Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	912,919	912,919	50,023
Priceline 1.25% Convertible 2022 Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	14,341	14,341
A long-term equity investment firm notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	912,919	912,919	50,023
Stock options
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	3,678,030	3,678,030	64,074	74,104
Sold Warrants
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	303,176	303,176	1,734,865	1,996,407
Ordinary shares
Denominator:
Basic earnings/(loss) (in RMB per share) | (per share)	$ (3.48)	¥ (24.18)	¥ 66.34	¥ 7.08
Diluted earnings/(loss) (in RMB per share) | (per share)	(3.48)	(24.18)	56.85	6.35
ADS
Denominator:
Basic earnings/(loss) (in RMB per share) | (per share)	(0.44)	(3.02)	8.29	0.88
Diluted earnings/(loss) (in RMB per share) | (per share)	$ (0.44)	¥ (3.02)	¥ 7.11	¥ 0.79